Post-employee benefit plans - Service Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of defined benefit plans [line items]
DC pension	$ (25)	$ (24)	$ (59)	$ (57)
Less:
Capitalized benefit plans cost	15	15	29	29
Total post-employment benefit plans service cost included in operating costs	(58)	(63)	(127)	(136)
Other costs recognized in severance, acquisition and other costs	0	0	0	(4)
Total post-employment benefit plans service cost	(58)	(63)	(127)	(140)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(48)	(53)	(96)	(106)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ 0	$ (1)	$ (1)	$ (2)